111 Huntington Ave., Boston, Massachusetts 02199

Phone 617-954-5000

July 28, 2023

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on behalf of MFS® Aggressive Growth Allocation Fund, MFS® Conservative Allocation Fund, MFS® Growth Allocation Fund, and MFS® Moderate Allocation Fund (the "Funds") Post-Effective Amendment No. 174 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing by pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 174 to the Registration Statement of the Trust (the “Amendment”), marked (except as described below) to indicate all changes from Post-Effective Amendment No. 173 to the above-captioned Registration Statement, except in the case of the Prospectuses for the Funds and the Statement of Additional Information, which have been marked against Post-Effective Amendment No. 170.

This Amendment, which will become effective on September 28, 2023, is being filed for the purpose of updating the Funds’ strategy information and, in connection therewith, make certain other changes.

Please note that the references "TBU in 485(b)" and "report does not exist", which appear in the Prospectuses for the Funds and the Statement of Additional Information, will be replaced with the appropriate required information in the 485(b) filing.

If possible, we would appreciate receiving comments by Monday, September 11, 2023, in order to meet our clearing and printing schedule.

If you have any questions concerning the foregoing, please call David Harris at (617) 954-4417.

Sincerely,

William B. Wilson
William B. Wilson
Assistant Vice President and Senior Counsel

WBW/ada

Enclosures